INCOME TAXES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Components of income tax provision

	Years ended December 31,
	2015	2014	2013
Components of Income from Continuing Operations Before Taxes	($ in millions)
Domestic	$(66.9)	$164.4	$222.2
Foreign	73.6	(1.7)	27.8
Income from continuing operations before taxes	$6.7	$162.7	$250.0
Components of Income Tax Provision
Current expense (benefit):
Federal	$(16.6)	$25.9	$42.1
State	1.2	1.3	9.4
Foreign	14.4	5.3	8.5
	(1.0)	32.5	60.0
Deferred expense (benefit):
Federal	$8.9	$26.9	$10.4
State	(2.4)	3.0	1.9
Foreign	2.6	(4.7)	(0.9)
	9.1	25.2	11.4
Income tax provision	$8.1	$57.7	$71.4

Effective tax rate reconciliation
The following table accounts for the difference between the actual tax provision and the amounts obtained by applying the statutory U.S. federal income tax rate of 35.0% to income before taxes.

	Three Months Ended March 31,
Effective Tax Rate Reconciliation (Percent)	2016	2015
Statutory federal tax rate	35.0%	35.0%
Foreign rate differential	(3.8)	(0.1)
U.S. tax on foreign earnings	3.8	—
Domestic manufacturing/export tax incentive	—	(3.0)
Salt Depletion	(3.4)	(0.6)
Dividends paid to CEOP	(0.6)	(0.6)
State income taxes, net	(1.4)	0.6
Change in valuation allowance	0.1	1.0
Change in tax contingencies	1.6	—
Other, net	0.3	0.9
Effective tax rate	31.6%	33.2%

The following table accounts for the difference between the actual tax provision and the amounts obtained by applying the statutory U.S. federal income tax rate of 35% to the income from continuing operations before taxes.

	Years ended December 31,
Effective Tax Rate Reconciliation (Percent)	2015	2014	2013
Statutory federal tax rate	35.0%	35.0%	35.0%
State income taxes, net	(38.2)	2.4	2.3
Foreign rate differential	(129.8)	0.4	(0.9)
U.S. tax on foreign earnings	128.6	(0.6)	0.8
Domestic manufacturing/export tax incentive	—	(1.8)	(1.6)
Salt depletion	(38.8)	(0.5)	(0.3)
Non-deductible transaction costs	133.1	—	—
Change in valuation allowance	27.9	1.1	(2.1)
Remeasurement of deferred taxes	7.6	0.4	0.1
Change in tax contingencies	5.0	(0.3)	(3.8)
Dividends paid to CEOP	(11.1)	(0.5)	(0.3)
Return to provision	(4.2)	(0.7)	(0.1)
Research tax credit	(3.1)	—	(0.8)
Other, net	8.9	0.6	0.3
Effective tax rate	120.9%	35.5%	28.6%

Components of deferred tax assets and liabilities

	December 31,
Components of Deferred Tax Assets and Liabilities	2015	2014
	($ in millions)
Deferred tax assets:
Pension and postretirement benefits	$235.2	$108.0
Environmental reserves	55.3	56.5
Asset retirement obligations	21.0	22.9
Accrued liabilities	53.7	52.5
Tax credits	23.3	9.2
Federal and state net operating losses	40.1	3.3
Capital loss carryforward	4.7	4.8
Other miscellaneous items	18.5	10.0
Total deferred tax assets	451.8	267.2
Valuation allowance	(29.3)	(16.6)
Net deferred tax assets	422.5	250.6
Deferred tax liabilities:
Property, plant and equipment	875.6	174.5
Intangible amortization	138.4	14.2
Inventory and prepaids	11.6	4.5
Partnerships	101.4	97.8
Taxes on unremitted earnings	294.8	—
Total deferred tax liabilities	1,421.8	291.0
Net deferred tax liability	$(999.3)	$(40.4)

Summary of Valuation Allowance
The activity of our deferred income tax valuation allowance was as follows:

	December 31,
	2015	2014
	($ in millions)
Beginning balance	$16.6	$13.4
Charged to income tax provision	1.8	4.1
Acquisition activity	12.3	—
Deductions from reserves - credited to income tax provision	(1.4)	(0.9)
Ending balance	$29.3	$16.6

Unrecognized tax benefits
The amount of unrecognized tax benefits was as follows:

	March 31,
	2016	2015
	($ in millions)
Balance at beginning of year	$35.1	$36.1
Decreases for prior year tax positions	(1.6)	—
Balance at end of period	$33.5	$36.1

The amounts of unrecognized tax benefits were as follows:

	December 31,
	2015	2014
	($ in millions)
Beginning balance	$36.1	$34.5
Increase for current year tax positions	—	2.2
Increase for prior year tax positions	0.2	0.2
Reductions due to statute of limitations	—	(0.4)
Decrease for prior year tax positions	—	(0.3)
Decrease due to tax settlements	(1.2)	(0.1)
Ending balance	$35.1	$36.1

Tax years subject to examination
For our primary tax jurisdictions, the tax years that remain subject to examination are as follows:

Tax Years
U.S. federal income tax	2008; 2010 - 2015
U.S. state income tax	2006 - 2015
Canadian federal income tax	2012 - 2015
Brazil	2014 - 2015
Germany	2015
China	2014 - 2015
The Netherlands	2014 - 2015
South Korea	2014 - 2015
Hong Kong	2015

For our primary tax jurisdictions, the tax years that remain subject to examination are as follows:

Tax Years
U.S. federal income tax	2008; 2010 - 2015
U.S. state income tax	2006 - 2014
Canadian federal income tax	2010 - 2014
Brazil	2014 - 2015
Germany	2015
China	2014 - 2015
The Netherlands	2014 - 2015
South Korea	2014 - 2015
Hong Kong	2015